Leases - Schedule of Balances for the Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances for the Operating Leases [Abstract]
Operating lease right-of-use assets	$ 9,230	$ 5,329
Lease liabilities – current	(3,014)	(1,550)
Lease liabilities – non-current	(7,075)	(3,921)
Total operating lease liabilities	(10,089)	(5,471)
Operating lease expense	2,383	769
Short-term lease expense	2,252	508
Total lease expense	$ 4,635	$ 1,277
Weighted-average remaining lease term (in years)	3 years 9 months	4 years 1 month 24 days
Weighted-average discount rate	3.93%	4.24%